Restricted Cash - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Cash
Long term restricted cash	$ 3,086	$ 3,086		$ 3,086	$ 3,086	$ 290
Operating Lease, January 2019
Restricted Cash
Letter of credit outstanding		$ 3,100	$ 3,100
Letter of credit expiration period		95 days
Operating Lease, October 2023
Restricted Cash
Expected letter of credit amount	2,100	$ 2,100
HQ Lease [Member]
Restricted Cash
Letter of credit outstanding	$ 3,100
Letter of credit expiration period	95 days